15. OTHER LONG-TERM ASSETS (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Long-term Assets
Prepaid expenses	CAD 245	CAD 645
Deferred charges	1,153	1,512
Income tax recoverable	1,356	1,356
Other	302	302
Other long-term assets	CAD 3,056	CAD 3,815